UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Mairs & Power Growth Fund
MPGFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Mairs & Power Growth Fund (the “Fund”) for the period of  January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   mairsandpower.com/funds/growth-fund.  You can also request this information by contacting us at 1-800-304-7404.   This report describes changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Growth Fund	$65	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Market leadership in 2025 was again driven by a narrow group of large cap Technology and artificial intelligence focused companies. Our deliberate effort to increase Technology exposure helped the Fund participate, though the Fund still lagged the S&P 500 Total Return Index in a concentrated, momentum driven market. Stock selection was a headwind, with declines in long term holdings such as  Fiserv and UnitedHealth Group weighing on relative performance. The Fund’s emphasis on Midwest based and small cap companies also impacted performance, as these areas continued to trail the benchmark. We added high quality names such as  Zoetis and Intuitive Surgical, which we believe are positioned to benefit from utilizing artificial intelligence to accelerate innovation. We remain dedicated to our disciplined multi cap investment approach that has guided us for more than 95 years. Visit  www.mairsandpower.com/funds/growth-fund to read the entire commentary.

Top Contributors
↑	nVent Electric PLC
↑	Roche Holding Ltd. Sponsored ADR
↑	NVIDIA Corp.
↑	JPMorgan Chase & Co.
↑	Microsoft Corp.

Top Detractors
↓	Fiserv, Inc.
↓	UnitedHealth Group Inc.
↓	Hormel Foods Corp.
↓	Bio-Techne Corp.
↓	Motorola Solutions, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Mairs & Power Growth Fund	PAGE 1	TSR-AR-89834G711

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Growth Fund	10.54	11.49	12.75
S&P 500 Total Return Index	17.88	14.42	14.82
Visit mairsandpower.com/funds/growth-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,534,212,849
Number of Holdings	47
Net Advisory Fee	$29,538,473
Portfolio Turnover	13%
30-Day SEC Yield	0.61%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Holdings	(%)
Microsoft Corp.	10.7%
NVIDIA Corp.	9.4%
Amazon.com, Inc.	7.0%
JPMorgan Chase & Co.	5.1%
Alphabet, Inc. - Class C	4.0%
Apple, Inc.	3.9%
Roche Holding AG	3.2%
Graco, Inc.	3.1%
UnitedHealth Group, Inc.	3.0%
Eli Lilly & Co.	3.0%

Security Type	(%)
Common Stocks	99.8%
Money Market Funds	0.2%
Cash & Other	0.0%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
Mairs & Power Growth Fund	PAGE 2	TSR-AR-89834G711

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Change to the Fund
This is a summary of a planned change to the Fund’s name. For more complete information, you may review the Fund’s next prospectus which will be available by April 30, 2026 and at  mairsandpower.com/funds/growth-fund or upon request at 1-800-304-7404.
Effective on or about April 30, 2026, the name of the Fund will change to the  Mairs & Power Fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Growth Fund	PAGE 3	TSR-AR-89834G711

Mairs & Power Balanced Fund
MAPOX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of  January 1, 2025 to December 31, 2025. You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Balanced Fund	$74	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Mega-cap Technology and AI-driven companies again dominated market leadership in 2025, influencing the Fund’s relative performance. While the Fund’s asset allocation contributed positively, with equities outperforming bonds, its diversified approach left the portfolio underexposed to the narrow group of high valuation AI names, causing equity performance to lag the Mairs & Power Blended Index. Conversely, the Fund’s fixed income holdings outperformed the Fund’s fixed income benchmark, aided by credit selection, an overweight to corporate bonds, and shorter than benchmark duration as interest rates shifted across the curve. Several equity holdings also faced company specific challenges within Technology,  Financials, and Health Care, further weighing on results, though we believe additions such as WEC Energy, Amazon, and Travelers enhanced long term positioning. Throughout the year, the Fund maintained a disciplined approach to balancing risk and return, selectively adding to high quality businesses when valuations became compelling. We remain committed to our long term, research driven process. Visit  www.mairsandpower.com/funds/balanced-fund to read the entire commentary.

Top Contributors
↑	Alphabet Inc. Class C
↑	Roche Holding Ltd. Sponsored ADR
↑	Casey’s General Stores, Inc.
↑	Rockwell Automation, Inc.
↑	JPMorgan Chase & Co.

Top Detractors
↓	Fiserv, Inc.
↓	UnitedHealth Group Inc.
↓	Hormel Foods Corp.
↓	Motorola Solutions, Inc.
↓	Entegris, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Mairs & Power Balanced Fund	PAGE 1	TSR-AR-89834G695

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Balanced Fund	6.61	5.93	7.94
S&P 500 Total Return Index	17.88	14.42	14.82
Bloomberg Government/Credit Bond Index	6.88	-0.59	2.16
Mairs & Power Blended Index**	13.52	8.37	9.85
Visit mairsandpower.com/funds/balanced-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$672,113,193
Number of Holdings	252
Net Advisory Fee	$4,277,810
Portfolio Turnover	13%
Weighted Average Maturity	7.97 years
Effective Duration	5.77 years
30-Day SEC Yield	2.19%
Average Credit Quality	BBB
Mairs & Power Balanced Fund	PAGE 2	TSR-AR-89834G695

WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	4.0%
Alphabet, Inc.	3.6%
JPMorgan Chase & Co.	2.6%
Visa, Inc.	2.5%
Ecolab, Inc.	2.4%
United States Treasury Note/Bond	2.3%
Amazon.com, Inc.	2.3%
Texas Instruments, Inc.	2.3%
Motorola Solutions, Inc.	2.3%
UnitedHealth Group, Inc.	2.2%

Security Type	(%)
Common Stocks	61.3%
Corporate Bonds	33.0%
U.S. Treasury Securities	2.3%
Municipal Bonds	2.0%
Asset-Backed Securities	0.5%
Money Market Funds	0.1%
Cash & Other	0.8%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
Changes to the Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus upon request at  1-800-304-7404.
On June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund retired. The Fund continues to be managed by Kevin V. Earley, the Fund’s lead portfolio manager and Brent S. Miller, the Fund’s co-portfolio manager.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Balanced Fund	PAGE 3	TSR-AR-89834G695

Mairs & Power Small Cap Fund
MSCFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of  January 1, 2025 to December 31, 2025. You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Small Cap Fund	$99	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  underperformed the Russell 2000 Total Return Index in 2025 as macro  headwinds and a sharp “risk on” rally in speculative, unprofitable segments of the Russell 2000 weighed on relative performance. While small caps saw meaningful earnings recovery and benefited from easing labor pressures and lower interest rates, stock selection was the primary detractor from relative performance, with names such as Inspire Medical,  CVRx, and MGP Ingredients experiencing challenges this year. Conversely, positive contributors included Exact Sciences, Medpace Holdings, and nVent Electric. Sector allocation was modestly positive but not enough to offset stock specific  headwinds. The Fund added Cognex, RadNet, Trex Company, Patrick Industries, James Hardie, and Bentley Systems this year and remains focused on identifying small cap companies with durable competitive advantages trading at attractive valuations as earnings growth continues to improve. Visit www.mairsandpower.com/funds/small-cap-fund to read the entire commentary.

Top Contributors
↑	Exact Sciences Corp.
↑	Medpace Holdings, Inc.
↑	nVent Electric PLC
↑	Casey’s General Stores, Inc.
↑	AAR Corp.

Top Detractors
↓	Inspire Medical Systems, Inc.
↓	CVRx, Inc.
↓	MGP Ingredients, Inc.
↓	Knife River Corp
↓	Workiva Inc. Class A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Mairs & Power Small Cap Fund	PAGE 1	TSR-AR-89834G687

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Mairs & Power Small Cap Fund	PAGE 2	TSR-AR-89834G687

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Small Cap Fund	3.98	6.08	8.48
S&P 500 Total Return Index	17.88	14.42	14.82
Russell 2000 Total Return Index	12.81	6.09	9.62
S&P SmallCap 600 Total Return Index	6.02	7.31	9.81
Visit mairsandpower.com/funds/small-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$231,292,933
Number of Holdings	43
Net Advisory Fee	$2,032,020
Portfolio Turnover	19%
30-Day SEC Yield	0.18%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Holdings	(%)
JBT Marel Corp.	4.5%
Hub Group, Inc. - Class A	4.3%
Bio-Techne Corp.	4.2%
AAR Corp.	4.0%
Entegris, Inc.	3.7%
Knife River Corp.	3.7%
Workiva, Inc.	3.6%
HB Fuller Co.	3.4%
nVent Electric PLC	3.3%
Medpace Holdings, Inc.	3.1%

Security Type	(%)
Common Stocks	99.8%
Money Market Funds	0.6%
Cash & Other	-0.4%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Small Cap Fund	PAGE 3	TSR-AR-89834G687

Mairs & Power Minnesota Municipal Bond ETF
MINN (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of  January 1, 2025 to December 31, 2025. You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Minnesota Municipal Bond ETF	$26	0.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund slightly outperformed its benchmark in 2025 and continues to execute the strategy of buying higher-quality credits for the long term. 2025 ushered in continued growth in municipal bond issuance as it grew 15% from the prior year. This brought higher yields on municipal bonds longer than 10 years, even as longer treasury bond yields declined slightly. This led to underperformance of municipal bonds compared to treasury bonds early in the year. Looking forward, we will continue to be highly selective in the lower than A-rated space, where we only have a handful of exposures. The Fund will also continue to seek out high quality bonds as a differentiator, as well as focusing on unlimited tax general obligation bonds, given the credit structure of these securities. We are careful in credit selection and anticipate our preference for essential projects will continue to prevail as we will not sacrifice quality for the sake of additional yield. Visit www.mairsandpower.com/funds/mn-muni-bond-etf to read the latest manager commentary.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/11/2021)
Mairs & Power Minnesota Municipal Bond ETF NAV	4.80	-0.32
Bloomberg Municipal Bond Index: Minnesota	4.63	0.75
Visit mairsandpower.com/funds/mn-muni-bond-etf for more recent performance information.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 1	TSR-AR-89834G836

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$36,045,501
Number of Holdings	128
Net Advisory Fee	$68,065
Portfolio Turnover	16%
Weighted Average Maturity	10.10 years
Effective Duration	5.94 years
30-Day SEC Yield	3.04%
Average Credit Quality	AA
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers	(%)
State of Minnesota	13.9%
County of Hennepin MN	3.7%
South Washington County Independent School District No 833/MN	3.7%
Minnesota Health & Education Facilities Authority	3.1%
County of Ramsey MN	2.9%
Mankato Independent School District No 77	2.8%
Minneapolis Special School District No 1	2.5%
State of Minnesota Department of Iron Range Resources & Rehabilitation	2.3%
University of Minnesota	2.0%
City of Bloomington MN	1.9%

Security Type	(%)
Municipal Bonds	98.3%
Money Market Funds	0.3%
Cash & Other	1.4%

Credit Breakdown*	(%)
AAA	35.1%
AA	47.4%
A	11.2%
BBB & Lower	3.4%
Not Rated	1.2%
Cash & Equivalent	1.7%
*	Mairs & Power uses the lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.
Changes to the Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus upon request at 1-855-839-2800.
On June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund retired. The Fund continues to be managed by Brent S. Miller, the Fund’s lead portfolio manager.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at   1-855-839-2800, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 2	TSR-AR-89834G836

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2023.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$66,700	$64,500
(b) Audit-Related Fees	0	0
(c) Tax Fees	12,000	12,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	0	0
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MAIRS & POWER

Focused Long-term Investing

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

December 31, 2025

- GROWTH FUND (MPGFX)
  est. 1958

- BALANCED FUND (MAPOX)
  est. 1961

- SMALL CAP FUND (MSCFX)
  est. 2011

- MINNESOTA MUNICIPAL BOND ETF (MINN)
  est. 2021

MAIRS & POWER GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 8.7%
Alphabet, Inc. - Class C	710,145	$222,843,501
Meta Platforms, Inc. - Class A	245,000	161,722,050
Verizon Communications, Inc.	2,421,000	98,607,330
		483,172,881
Consumer Discretionary - 7.0%
Amazon.com, Inc.(a)	1,672,000	385,931,040
Consumer Staples - 1.8%
Casey’s General Stores, Inc.	42,748	23,627,247
Hormel Foods Corp.	2,171,592	51,466,730
Kraft Heinz Co.	1,115,000	27,038,750
		102,132,727
Financials - 10.9%
Fiserv, Inc.(a)	873,395	58,665,942
JPMorgan Chase & Co.	878,000	282,909,160
Piper Sandler Cos.	125,500	42,633,605
Visa, Inc. - Class A	444,000	155,715,240
Wells Fargo & Co.	669,248	62,373,914
		602,297,861
Health Care - 13.1%
Bio-Techne Corp.	1,453,800	85,497,978
Eli Lilly & Co.	152,539	163,930,613
Intuitive Surgical, Inc.(a)	50,000	28,318,000
Johnson & Johnson	265,301	54,904,042
Medpace Holdings, Inc.(a)	50,000	28,082,500
Roche Holding AG - ADR	3,392,509	174,951,689
UnitedHealth Group, Inc.	503,583	166,237,784
Zoetis, Inc.	180,000	22,647,600
		724,570,206
Industrials - 13.4%
CH Robinson Worldwide, Inc.	525,000	84,399,000
Fastenal Co.	2,383,501	95,649,895
Graco, Inc.	2,059,774	168,839,675
nVent Electric PLC	1,192,748	121,624,513
Rockwell Automation, Inc.	180,000	70,032,600
Tennant Co.	603,700	44,492,690
Toro Co.	1,999,523	157,402,451
		742,440,824
Information Technology - 35.1%(b)
Apple, Inc.	793,800	215,802,468
Clearfield, Inc.(a)	440,447	12,839,030
Cognex Corp.	725,000	26,085,500
Entegris, Inc.	817,000	68,832,250
Littelfuse, Inc.	447,254	113,119,482

The accompanying notes are an integral part of these financial statements.

1

MAIRS & POWER GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Microsoft Corp.	1,229,855	$594,782,475
Motorola Solutions, Inc.	331,000	126,878,920
NVIDIA Corp.	2,788,838	520,118,287
Palo Alto Networks, Inc.(a)	151,624	27,929,141
QUALCOMM, Inc.	236,000	40,367,800
Salesforce, Inc.	161,277	42,723,890
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	382,000	116,085,980
Workiva, Inc.(a)	432,857	37,333,916
		1,942,899,139
Materials - 4.6%
Ecolab, Inc.	278,015	72,984,498
HB Fuller Co.	1,352,674	80,429,996
Sherwin-Williams Co.	304,000	98,505,120
		251,919,614
Utilities - 5.2%
Alliant Energy Corp.	1,948,000	126,639,480
IDACORP, Inc.	235,000	29,741,600
WEC Energy Group, Inc.	1,250,500	131,877,730
		288,258,810
TOTAL COMMON STOCKS (Cost $2,425,062,897)		5,523,623,102
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67%(c)	11,706,504	11,706,504
TOTAL MONEY MARKET FUNDS (Cost $11,706,504)		11,706,504
TOTAL INVESTMENTS - 100.0% (Cost $2,436,769,401)		$5,535,329,606
Liabilities in Excess of Other Assets - (0.0)%(d)		(1,116,757)
TOTAL NET ASSETS - 100.0%		$5,534,212,849

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 61.3%
Communication Services - 4.9%
Alphabet, Inc. - Class C	76,414	$23,978,713
Walt Disney Co.	81,000	9,215,370
		33,194,083
Consumer Discretionary - 3.3%
Amazon.com, Inc.(a)	67,000	15,464,940
Home Depot, Inc.	19,067	6,560,955
		22,025,895
Consumer Staples - 3.3%
Casey’s General Stores, Inc.	14,000	7,737,940
Hershey Co.	13,000	2,365,740
Hormel Foods Corp.	227,474	5,391,134
Procter & Gamble Co.	37,000	5,302,470
Sysco Corp.	21,546	1,587,724
		22,385,008
Financials - 9.3%
American Express Co.	16,353	6,049,792
Ameriprise Financial, Inc.	16,000	7,845,440
Fiserv, Inc.(a)	100,357	6,740,980
JPMorgan Chase & Co.	44,874	14,459,300
US Bancorp/MN	91,768	4,896,741
Visa, Inc. - Class A	48,011	16,837,938
Wells Fargo & Co.	61,362	5,718,938
		62,549,129
Health Care - 10.7%
Abbott Laboratories	113,843	14,263,389
Bio-Techne Corp.	106,876	6,285,378
Eli Lilly & Co.	10,840	11,649,531
Johnson & Johnson	27,996	5,793,772
Medtronic PLC	119,000	11,431,140
Roche Holding AG - ADR	197,000	10,159,290
UnitedHealth Group, Inc.	37,726	12,453,730
		72,036,230
Industrials - 9.9%
3M Co.	6,527	1,044,973
Automatic Data Processing, Inc.	34,000	8,745,820
CH Robinson Worldwide, Inc.	37,000	5,948,120
Donaldson Co., Inc.	28,569	2,532,928
Fastenal Co.	260,000	10,433,800
Graco, Inc.	134,188	10,999,390
nVent Electric PLC	53,758	5,481,703
Rockwell Automation, Inc.	20,375	7,927,301
Tennant Co.	33,750	2,487,375
Toro Co.	139,233	10,960,422
		66,561,832

The accompanying notes are an integral part of these financial statements.

3

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 10.8%
Entegris, Inc.	76,000	$6,403,000
Littelfuse, Inc.	31,750	8,030,210
Microsoft Corp.	55,624	26,900,879
Motorola Solutions, Inc.	28,205	10,811,541
QUALCOMM, Inc.	17,467	2,987,730
Salesforce, Inc.	7,800	2,066,298
Texas Instruments, Inc.	89,000	15,440,610
		72,640,268
Insurance - 0.6%
Travelers Cos., Inc.	13,000	3,770,780
Materials - 4.9%
Ecolab, Inc.	61,273	16,085,388
HB Fuller Co.	96,917	5,762,685
Sherwin-Williams Co.	34,000	11,017,020
		32,865,093
Utilities - 3.6%
WEC Energy Group, Inc.	101,000	10,651,460
Xcel Energy, Inc.	184,700	13,641,942
		24,293,402
TOTAL COMMON STOCKS (Cost $232,897,823)		412,321,720

	Par
CORPORATE BONDS - 33.0%
Communication Services - 0.7%
AT&T, Inc., 6.45%, 06/15/2034	$1,000,000	1,062,312
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,960,613
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,776,099
		4,799,024
Communications - 0.8%
Cox Communications, Inc., 4.80%, 02/01/2035(b)	1,880,000	1,757,697
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	370,243
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,125,795
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	581,000	510,740
5.05%, 03/15/2042	800,000	566,800
		5,331,275
Consumer Discretionary - 3.5%
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,102,643
Block Financial LLC, 3.88%, 08/15/2030	1,000,000	964,522
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	974,126
5.85%, 08/01/2034	750,000	766,179

The accompanying notes are an integral part of these financial statements.

4

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
eBay, Inc., 6.30%, 11/22/2032	$2,000,000	$2,192,235
Ford Motor Co.
6.10%, 08/19/2032	2,000,000	2,064,650
4.75%, 01/15/2043	1,000,000	794,737
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,605,823
General Motors Co.
4.20%, 10/01/2027	1,000,000	1,002,199
5.15%, 04/01/2038	1,000,000	966,718
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	526,819
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,234,217
Lowe’s Cos., Inc., 4.65%, 04/15/2042	880,000	798,774
McDonald’s Corp., 3.70%, 02/15/2042	1,000,000	822,219
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,942,335
Stellantis Financial Services US Corp., 4.95%, 09/15/2028(b)	2,000,000	2,028,631
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	309,493	307,394
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	928,744
5.15%, 03/01/2043	1,100,000	900,231
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	635,203
		23,558,399
Consumer Staples - 1.0%
Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028(b)	1,949,000	1,997,725
Land O’ Lakes, Inc.
7.25%, Perpetual(b)	2,500,000	2,325,000
7.00%, Perpetual(b)	2,500,000	2,231,250
		6,553,975
Energy - 1.3%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,266,473
6.95%, 01/15/2038	1,000,000	1,127,458
MPLX LP, 4.50%, 04/15/2038	2,000,000	1,829,993
Murphy Oil Corp., 5.88%, 12/01/2042(c)	500,000	431,820
Northern Natural Gas Co., 4.10%, 09/15/2042(b)	1,021,000	831,846
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,226,313
ONEOK, Inc., 6.00%, 06/15/2035	1,000,000	1,061,307
Sabal Trail Transmission LLC, 4.68%, 05/01/2038(b)	1,000,000	954,548
		8,729,758
Financials - 11.1%
Affiliated Managers Group, Inc., 5.50%, 02/15/2036	1,000,000	1,003,082
AmFam Holdings, Inc., 2.81%, 03/11/2031(b)	1,540,000	1,356,375
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,197,544
Assurant, Inc.
3.70%, 02/22/2030	1,500,000	1,458,621
2.65%, 01/15/2032	1,000,000	888,642

The accompanying notes are an integral part of these financial statements.

5

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	$1,000,000	$1,022,071
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	1,900,000	1,670,490
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,936,762
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032(b)	1,000,000	889,096
Capital One Financial Corp.
5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	2,000,000	2,064,859
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	2,093,663
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,145,223
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,000,000	1,868,890
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,403,391
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	494,519
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,080,449
Farmers Exchange Capital, 7.05%, 07/15/2028(b)	1,650,000	1,730,875
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	1,002,309
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(b)	750,000	783,612
FMR LLC, 6.45%, 11/15/2039(b)	1,141,000	1,267,281
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,681,435
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	500,000	516,878
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,808,002
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	2,500,000	2,278,479
5.50%, 09/01/2035	1,000,000	1,019,166
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,546,792
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	2,000,000	1,990,069
4.13%, 12/15/2026	1,000,000	1,002,099
LPL Holdings, Inc.
6.00%, 05/20/2034	2,000,000	2,113,126
5.75%, 06/15/2035	1,000,000	1,031,788
M&T Bank Corp.
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	998,965
5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	2,000,000	2,056,769
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,998,619
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,553,903
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	660,588
Old Republic International Corp.
3.88%, 08/26/2026	790,000	789,317
5.75%, 03/28/2034	1,000,000	1,043,447

The accompanying notes are an integral part of these financial statements.

6

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034(b)	$470,000	$508,728
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028(b)	500,000	514,803
6.05%, 08/01/2028(b)	500,000	521,656
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	2,000,000	1,962,207
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	432,261
Protective Life Corp., 5.35%, 12/15/2035(b)	500,000	506,692
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,578,723
Synchrony Financial
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,043,213
2.88%, 10/28/2031	1,000,000	899,562
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,145,633
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,748,753
Wells Fargo & Co.
4.10%, 06/03/2026	1,000,000	1,000,229
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	2,000,000	2,042,090
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,488,493
		74,840,239
Health Care - 1.5%
Bristol-Myers Squibb Co., 2.35%, 11/13/2040	1,500,000	1,072,485
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,326,186
2.70%, 08/21/2040	1,500,000	1,078,193
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	925,123
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,051,536
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	1,000,524
UnitedHealth Group, Inc., 6.50%, 06/15/2037	2,000,000	2,250,112
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,458,111
		10,162,270
Industrials - 3.2%
Ashtead Capital, Inc., 5.80%, 04/15/2034(b)	1,000,000	1,050,538
Delta Air Lines, Inc., 5.25%, 07/10/2030	3,000,000	3,086,976
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,963,176
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,261,556
FedEx Corp., 4.10%, 04/15/2043	1,000,000	811,660
GATX Corp.
5.45%, 09/15/2033	1,000,000	1,038,166
6.05%, 03/15/2034	500,000	534,061
6.90%, 05/01/2034	500,000	562,646
5.50%, 06/15/2035	500,000	513,828
HNI Corp., 5.13%, 01/18/2029(b)	1,375,000	1,348,456

The accompanying notes are an integral part of these financial statements.

7

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Kennametal, Inc., 4.63%, 06/15/2028	$1,500,000	$1,507,934
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,438,317
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,562,454
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	1,000,000	1,025,060
Textron, Inc., 4.95%, 03/15/2036	1,000,000	998,271
Toro Co., 7.80%, 06/15/2027	500,000	523,239
United Rentals North America, Inc., 3.75%, 01/15/2032	1,000,000	941,026
		21,167,364
Information Technology - 3.1%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	740,312
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	890,299
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,808,848
5.50%, 06/01/2032	1,000,000	1,017,197
Broadcom, Inc., 4.93%, 05/15/2037(b)	1,500,000	1,484,524
Entegris, Inc., 4.75%, 04/15/2029(b)	3,000,000	3,013,065
Fortinet, Inc., 2.20%, 03/15/2031	1,500,000	1,346,351
HP, Inc.
2.65%, 06/17/2031	1,000,000	904,560
5.50%, 01/15/2033	2,000,000	2,067,387
Micron Technology, Inc., 6.05%, 11/01/2035	500,000	534,899
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,528,015
5.50%, 09/01/2044	2,000,000	1,965,059
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,233,875
		20,534,391
Materials - 2.5%
Albemarle Corp.
5.05%, 06/01/2032	850,000	857,605
5.45%, 12/01/2044	325,000	297,780
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,097,259
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,491,319
4.00%, 07/01/2029	1,800,000	1,786,489
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	2,000,000	2,116,620
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	1,034,455
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,686,407
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(b)	486,000	466,739
3.27%, 11/15/2040(b)	1,000,000	771,384
LYB International Finance III LLC, 6.15%, 05/15/2035	2,000,000	2,054,388
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,059,341
Westlake Corp., 5.55%, 11/15/2035	1,000,000	1,002,704
		16,722,490

The accompanying notes are an integral part of these financial statements.

8

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - 0.9%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	$1,000,000	$1,021,557
Dell, Inc., 5.40%, 09/10/2040	1,000,000	984,532
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,948,014
		5,954,103
Utilities - 3.4%
Alliant Energy Finance LLC, 3.60%, 03/01/2032(b)	1,000,000	931,150
Ameren Corp., 5.38%, 03/15/2035	1,000,000	1,030,042
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	967,489
6.15%, 05/15/2034	2,000,000	2,149,861
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,079,850
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,227,414
Great River Energy, 7.23%, 07/01/2038(b)	706,140	775,600
Interstate Power and Light Co.
6.30%, 05/01/2034	1,000,000	1,075,892
6.25%, 07/15/2039	2,000,000	2,149,053
ITC Holdings Corp., 5.40%, 06/01/2033(b)	1,045,000	1,080,944
Niagara Mohawk Power Corp., 4.28%, 10/01/2034(b)	2,000,000	1,896,403
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,238,336
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	1,015,588
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,051,677
Toledo Edison Co., 2.65%, 05/01/2028(b)	416,000	396,181
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,174,796
4.00%, 01/15/2043	1,000,000	823,901
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	1,014,492
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	1,038,212
		23,116,881
TOTAL CORPORATE BONDS (Cost $223,939,149)		221,470,169
U.S. TREASURY SECURITIES - 2.3%
United States Treasury Note/Bond
0.75%, 04/30/2026	1,000,000	990,916
1.13%, 10/31/2026	1,000,000	979,972
2.63%, 05/31/2027	3,000,000	2,964,727
1.25%, 06/30/2028	1,000,000	946,816
1.00%, 07/31/2028	1,000,000	938,691
1.25%, 09/30/2028	1,000,000	941,113
2.63%, 02/15/2029	2,000,000	1,945,742
1.38%, 11/15/2031	2,000,000	1,744,844
2.88%, 05/15/2032	2,000,000	1,888,750
4.25%, 05/15/2035	1,500,000	1,516,055
3.25%, 05/15/2042	1,000,000	837,344
TOTAL U.S. TREASURY SECURITIES (Cost $15,892,025)		15,694,970

The accompanying notes are an integral part of these financial statements.

9

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - 2.0%
Borough of Naugatuck CT, 3.09%, 09/15/2046	$1,000,000	$715,522
Colorado Housing and Finance Authority, 5.14%, 05/01/2037	1,000,000	1,000,695
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	854,631
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	434,000
Desert Community College District, 2.46%, 08/01/2040	300,000	230,622
Glendale Community College District, 2.11%, 08/01/2031	650,000	587,491
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	397,785
Iowa Finance Authority
5.24%, 01/01/2035	500,000	510,791
5.28%, 07/01/2035	600,000	612,281
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	671,395
Michigan State Housing Development Authority, 4.12%, 12/01/2030	500,000	502,289
Michigan State University, 4.50%, 08/15/2048	1,000,000	905,801
Minnesota Housing Finance Agency
5.41%, 07/01/2035	975,000	992,139
5.00%, 01/01/2036	400,000	400,249
5.05%, 07/01/2036	480,000	480,240
North Dakota Housing Finance Agency
5.63%, 07/01/2035	300,000	311,285
5.68%, 01/01/2036	630,000	653,011
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	802,668
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	413,155
Socorro Independent School District, 2.13%, 08/15/2031	500,000	448,046
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	404,472
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	608,955
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	744,466
TOTAL MUNICIPAL BONDS (Cost $15,347,350)		13,681,989
ASSET-BACKED SECURITIES - 0.5%
American Airlines Group, Inc.
3.60%, 03/22/2029	105,584	104,064
Series 2014-1, 3.70%, 10/01/2026	854,110	849,006
Series 2015-1, 3.38%, 05/01/2027	220,450	216,515
Series 2015-2, 4.00%, 03/22/2029	344,248	336,420
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031(b)	479,292	463,173
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,018,680	1,021,185
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	62,999	60,057
United Airlines, Inc., Series A, 4.00%, 04/11/2026	367,145	365,484
TOTAL ASSET-BACKED SECURITIES (Cost $3,430,718)		3,415,904

The accompanying notes are an integral part of these financial statements.

10

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67%(d)	449,869	$449,869
TOTAL MONEY MARKET FUNDS (Cost $449,869)		449,869
TOTAL INVESTMENTS - 99.2% (Cost $491,956,934)		$667,034,621
Other Assets in Excess of Liabilities - 0.8%		5,078,572
TOTAL NET ASSETS - 100.0%		$672,113,193

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $34,909,032 or 5.2% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

MAIRS & POWER SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 7.2%
Gentherm, Inc.(a)	51,946	$1,889,276
Life Time Group Holdings, Inc.(a)	172,317	4,580,186
Patrick Industries, Inc.	53,033	5,750,368
Polaris, Inc.	67,828	4,290,121
		16,509,951
Consumer Staples - 3.9%
Casey’s General Stores, Inc.	8,781	4,853,347
MGP Ingredients, Inc.	173,245	4,209,853
		9,063,200
Financials - 15.3%
Alerus Financial Corp.	79,436	1,788,899
Associated Banc-Corp.	228,573	5,888,040
Cullen/Frost Bankers, Inc.	42,471	5,378,103
Glacier Bancorp, Inc.	97,354	4,288,444
Piper Sandler Cos.	13,397	4,551,095
QCR Holdings, Inc.	84,679	7,053,760
Wintrust Financial Corp.	46,633	6,520,226
		35,468,567
Health Care - 13.5%
Bio-Techne Corp.	165,631	9,740,759
CVRx, Inc.(a)	142,456	1,011,438
Exact Sciences Corp.(a)	13,831	1,404,676
Inspire Medical Systems, Inc.(a)	55,047	5,076,985
Medpace Holdings, Inc.(a)	12,870	7,228,435
RadNet, Inc.(a)	95,648	6,824,485
		31,286,778
Industrials - 24.2%
AAR Corp.(a)	111,660	9,244,331
Generac Holdings, Inc.(a)	15,305	2,087,143
Hub Group, Inc. - Class A	236,036	10,057,494
JBT Marel Corp.	68,757	10,359,617
nVent Electric PLC	75,016	7,649,382
Oshkosh Corp.	25,035	3,145,147
Tennant Co.	49,064	3,616,017
Toro Co.	84,114	6,621,454
Trex Co., Inc.(a)	90,652	3,180,072
		55,960,657
Information Technology - 22.7%
Bentley Systems, Inc. - Class B	82,986	3,167,161
Clearfield, Inc.(a)	219,706	6,404,430
Clearwater Analytics Holdings, Inc. - Class A(a)	92,510	2,231,341
Cognex Corp.	200,151	7,201,433

The accompanying notes are an integral part of these financial statements.

12

MAIRS & POWER SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Entegris, Inc.	102,681	$8,650,874
Littelfuse, Inc.	26,109	6,603,489
Plexus Corp.(a)	45,868	6,742,596
SkyWater Technology, Inc.(a)	169,131	3,071,419
Workiva, Inc.(a)	97,380	8,399,025
		52,471,768
Materials - 7.9%
HB Fuller Co.	130,467	7,757,568
James Hardie Industries PLC(a)	89,423	1,855,527
Knife River Corp.(a)	122,215	8,597,826
		18,210,921
Utilities - 5.1%
Black Hills Corp.	94,138	6,535,060
Northwestern Energy Group, Inc.	81,682	5,271,756
		11,806,816
TOTAL COMMON STOCKS (Cost $170,766,293)		230,778,658
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.67%(b)	1,439,743	1,439,743
TOTAL MONEY MARKET FUNDS (Cost $1,439,743)		1,439,743
TOTAL INVESTMENTS - 100.4% (Cost $172,206,036)		$232,218,401
Liabilities in Excess of Other Assets - (0.4)%		(925,468)
TOTAL NET ASSETS - 100.0%		$231,292,933

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
MUNICIPAL BONDS - 98.3%
Minnesota - 98.3%(a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$330,007
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	155,895
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	330,253
Cedar Mountain Independent School District No 2754, 5.00%, 02/01/2036	250,000	279,826
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	281,270
City of Apple Valley MN
4.00%, 09/01/2030	160,000	160,354
4.00%, 09/01/2041	290,000	265,918
City of Bloomington MN, 4.00%, 02/01/2040	655,000	678,428
City of Cambridge MN, 5.00%, 02/01/2035	215,000	246,599
City of Center City MN
4.00%, 11/01/2027	135,000	136,620
5.00%, 11/01/2038	370,000	401,330
City of Chaska MN, 4.00%, 02/01/2040	350,000	354,905
City of Cold Spring MN, 4.00%, 02/01/2044	150,000	147,456
City of Delano MN, 5.00%, 02/01/2038	250,000	273,399
City of Duluth MN, 5.00%, 02/01/2030	250,000	250,461
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	65,000	64,983
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	264,893
City of Hastings MN, 5.00%, 02/01/2027	175,000	179,528
City of Hermantown MN, 4.00%, 02/01/2043	300,000	302,243
City of Hutchinson MN, 2.00%, 02/01/2034	270,000	235,579
City of Jordan MN, 4.00%, 02/01/2033	135,000	144,254
City of Madelia MN, 2.00%, 02/01/2033	115,000	103,948
City of Maple Lake MN, 5.00%, 02/01/2036	260,000	277,462
City of Marshall MN Public Utility Revenue, 5.00%, 07/01/2038	300,000	340,430
City of Minneapolis MN
5.00%, 11/15/2036	150,000	154,666
5.00%, 11/15/2052(b)	130,000	137,065
City of Minnetrista MN, 4.00%, 02/01/2031	145,000	154,470
City of Montgomery MN, 5.00%, 02/01/2030	200,000	218,612
City of New Prague MN, 4.00%, 02/01/2037	315,000	329,644
City of Northfield MN
5.00%, 02/01/2041	385,000	418,149
4.00%, 02/01/2044	200,000	199,385
City of Owatonna MN, 4.00%, 03/01/2035	175,000	187,534
City of Rochester MN, 5.00%, 02/01/2040	150,000	165,715
City of Rosemount MN, 5.00%, 02/01/2037	250,000	276,305
City of St Cloud MN
2.00%, 02/01/2034	140,000	122,152
5.00%, 05/01/2043	250,000	263,762
City of Victoria MN, 4.00%, 02/01/2042	250,000	254,880
City of Wayzata MN, 3.00%, 12/01/2027	65,000	65,003
Cleveland Independent School District No 391, 4.00%, 02/01/2026	105,000	105,102
Cloquet Area Fire & Ambulance Special Taxing District, 5.00%, 02/01/2035	200,000	231,007

The accompanying notes are an integral part of these financial statements.

14

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
County of Beltrami MN, 4.00%, 12/01/2042	$250,000	$253,784
County of Carlton MN, 5.00%, 02/01/2042	250,000	270,645
County of Hennepin MN
5.00%, 12/01/2030	195,000	204,450
5.00%, 12/15/2037	250,000	263,543
5.00%, 12/01/2042	155,000	171,664
5.00%, 12/01/2043	150,000	162,793
5.00%, 12/01/2044	500,000	543,571
County of Hubbard MN, 4.00%, 02/01/2036	250,000	267,056
County of Itasca MN, 4.00%, 02/01/2044	200,000	200,274
County of Koochiching MN, 5.00%, 02/01/2035	300,000	334,980
County of Pennington MN, 2.38%, 02/01/2035	100,000	90,440
County of Ramsey MN
3.00%, 02/01/2028	700,000	700,104
5.00%, 02/01/2038	300,000	340,721
County of Wright MN, 3.00%, 12/01/2039	250,000	231,272
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	267,986
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	146,862
Duluth Independent School District No 709, 0.00%, 02/01/2031(c)	200,000	168,026
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	261,011
Elk River Independent School District No 728
4.00%, 02/01/2026	125,000	125,131
4.00%, 02/01/2037	250,000	260,337
Fairmont Independent School District No 2752, 4.00%, 02/01/2040	500,000	507,007
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	515,163
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	35,000	34,838
3.13%, 11/15/2032	110,000	106,275
4.00%, 10/01/2037	250,000	251,495
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	307,440
Inver Grove Heights Independent School District No 199, 5.00%, 02/01/2032	500,000	568,083
Mankato Independent School District No 77, 4.00%, 02/01/2042	1,000,000	1,001,135
Metropolitan Council
5.00%, 03/01/2026	100,000	100,392
5.00%, 12/01/2028	100,000	107,218
4.00%, 03/01/2030	155,000	157,739
Minneapolis Special School District No 1
5.00%, 02/01/2028	565,000	594,336
5.00%, 02/01/2042	295,000	319,552
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	153,276
5.00%, 01/01/2032	250,000	268,717
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	265,167

The accompanying notes are an integral part of these financial statements.

15

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2029	$255,000	$275,429
5.00%, 10/01/2034	260,000	276,615
4.00%, 03/01/2036	215,000	216,299
3.00%, 10/01/2041	300,000	262,143
3.00%, 03/01/2043	125,000	103,653
Minnesota Housing Finance Agency
3.10%, 02/01/2027	150,000	150,178
4.85%, 07/01/2045	500,000	507,218
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,168
Otsego Economic Development Authority, 4.00%, 02/01/2044	350,000	339,289
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	154,270
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	182,119
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	109,507
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	372,965
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	285,801
Rochester Independent School District No 535, 4.00%, 02/01/2031	200,000	205,867
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	306,681
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	300,459
South Washington County Independent School District No 833/MN
5.00%, 04/01/2031	200,000	221,676
5.00%, 02/01/2037	1,000,000	1,106,973
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	121,565
2.00%, 02/01/2033	160,000	144,623
St Cloud Independent School District No 742/MN
0.00%, 02/01/2033(c)	150,000	119,357
5.00%, 02/01/2041	225,000	238,538
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	166,973
St Paul Housing & Redevelopment Authority Parking Enterprise Revenue, 5.00%, 12/01/2034	250,000	279,933
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	200,259
2.25%, 02/01/2035	100,000	89,367
5.00%, 02/01/2042	200,000	216,779
State of Minnesota
5.00%, 08/01/2026	250,000	253,673
5.00%, 08/01/2027	1,000,000	1,040,411
5.00%, 08/01/2028	280,000	297,851
5.00%, 08/01/2029	235,000	255,691
5.00%, 08/01/2034	250,000	264,723
4.00%, 09/01/2034	165,000	174,264
5.00%, 08/01/2037	1,000,000	1,168,672
5.00%, 08/01/2039	1,000,000	1,137,819
5.00%, 08/01/2043	400,000	433,557

The accompanying notes are an integral part of these financial statements.

16

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2031	$500,000	$560,572
5.00%, 10/01/2035	220,000	251,091
Stillwater Independent School District No 834
5.00%, 02/01/2040	250,000	271,263
4.00%, 02/01/2041	130,000	132,538
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	299,842
University of Minnesota
5.00%, 10/01/2026	220,000	224,152
5.00%, 04/01/2033	350,000	351,249
5.00%, 04/01/2040	150,000	157,233
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000	100,005
5.00%, 02/01/2038	150,000	165,099
Waterville-Elysian-Morristown Independent School District No 2143/MN, 4.00%, 02/01/2045	250,000	247,542
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	101,570
Zumbro Education District
4.00%, 02/01/2034	125,000	123,495
4.00%, 02/01/2038	275,000	261,579
		35,440,570
TOTAL MUNICIPAL BONDS (Cost $35,559,768)		35,440,570

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.67%(d)	111,470	111,470
TOTAL MONEY MARKET FUNDS (Cost $111,470)		111,470
TOTAL INVESTMENTS - 98.6% (Cost $35,671,238)		$35,552,040
Other Assets in Excess of Liabilities - 1.4%		493,461
TOTAL NET ASSETS - 100.0%		$36,045,501

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	To the extent that the Fund invests more heavily in particular state, its performance will be especially sensitive to developments that significantly affect that state.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

MAIRS & POWER FUNDS
Statements of Assets and Liabilities
December 31, 2025

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
ASSETS:
Investments, at value (Note 2)	$5,535,329,606	$667,034,621	$232,218,401	$35,552,040
Interest receivable	—	3,039,845	—	496,982
Receivable for investments sold	—	2,407,544	—	—
Receivable for fund shares sold	727,931	6,722	5,597	—
Dividends receivable	2,055,356	498,675	55,842	1,857
Dividend tax reclaims receivable	2,130,297	188,304	—	—
Prepaid expenses and other assets	34,510	18,613	12,150	—
Total assets	5,540,277,700	673,194,324	232,291,990	36,050,879
LIABILITIES:
Payable to custodian	—	—	717,478	—
Payable for investments purchased	—	383,780	—	—
Payable to Adviser	2,519,433	333,691	158,063	5,378
Payable for capital shares redeemed	2,818,754	219,385	51,224	—
Payable for fund administration and accounting fees	305,107	51,868	16,869	—
Payable for transfer agent fees and expenses	195,693	25,502	12,626	—
Payable for sub-transfer agent fees	96,149	19,661	8,109	—
Payable for custodian fees	35,951	5,346	3,259	—
Payable for compliance fees	3,375	3,375	3,373	—
Payable for expenses and other liabilities	90,389	38,523	28,056	—
Total liabilities	6,064,851	1,081,131	999,057	5,378
NET ASSETS	$5,534,212,849	$672,113,193	$231,292,933	$36,045,501
NET ASSETS CONSISTS OF:
Paid-in capital	$2,391,453,825	$493,561,567	$171,660,825	$1,610
Additional paid-in capital	—	—	—	37,926,934
Total distributable earnings/(accumulated losses)	3,142,759,024	178,551,626	59,632,108	(1,883,043)
Total net assets	$5,534,212,849	$672,113,193	$231,292,933	$36,045,501
Net assets	$5,534,212,849	$672,113,193	$231,292,933	$36,045,501
Shares issued and outstanding(a)	30,857,222	5,944,843	7,423,616	1,610,000
Net asset value per share	$179.35	$113.06	$31.16	$22.39
COST:
Investments, at cost	$2,436,769,401	$491,956,934	$172,206,036	$35,671,238

(a)	Unlimited shares authorized, $0.001 par value.
The accompanying notes are an integral part of these financial statements.

18

MAIRS & POWER FUNDS
Statements of Operations
For the Year Ended December 31, 2025

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$74,078,702	$7,700,973	$2,787,783	$29,571
Less: issuance fees	(95,775)	(8,274)	—	—
Less: dividend withholding taxes	(899,614)	(41,045)	—	—
Interest income	—	12,473,443	—	871,793
Total investment income	73,083,313	20,125,097	2,787,783	901,364
EXPENSES:
Investment advisory fee (Note 4)	29,538,473	4,277,810	2,032,020	68,065
Transfer agent fees (Note 6)	1,833,571	331,231	146,344	—
Fund administration and accounting fees (Note 6)	1,354,068	229,251	80,459	—
ReFlow fees (Note 9)	43,888	11,581	3,299	—
Custodian fees (Note 6)	243,698	34,502	14,475	—
Trustees’ fees	32,395	32,400	32,400	—
Reports to shareholders	90,783	28,411	16,961	—
Federal and state registration fees	34,816	27,546	25,382	—
Audit fees	19,045	20,072	19,059	—
Legal fees	39,445	18,441	15,694	—
Compliance fees (Note 6)	11,250	11,250	11,250	—
Other expenses and fees	461,297	94,430	62,725	—
Total expenses	33,702,729	5,116,925	2,460,068	68,065
NET INVESTMENT INCOME	39,380,584	15,008,172	327,715	833,299
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	231,614,885	16,067,585	3,043,682	(332,496)
In-kind redemptions (Note 8, 9)	291,203,631	46,096,812	23,016,963	—
Net realized gain (loss)	522,818,516	62,164,397	26,060,645	(332,496)
Change in net unrealized appreciation/depreciation on investments	(17,462,613)	(31,856,887)	(22,663,611)	831,878
Net realized and unrealized gain (loss)	505,355,903	30,307,510	3,397,034	499,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$544,736,487	$45,315,682	$3,724,749	$1,332,681

The accompanying notes are an integral part of these financial statements.

19

MAIRS & POWER FUNDS
Statements of Changes in Net Assets

	Mairs & Power Growth Fund		Mairs & Power Balanced Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$39,380,584	$47,364,121	$15,008,172	$15,498,339
Net realized gain (loss)	522,818,516	416,262,172	62,164,397	51,904,409
Net change in unrealized appreciation (depreciation)	(17,462,613)	507,569,357	(31,856,887)	3,761,536
Net increase (decrease) in net assets from operations	544,736,487	971,195,650	45,315,682	71,164,284
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(241,918,983)	(206,419,618)	(20,278,916)	(15,618,559)
Total distributions to shareholders	(241,918,983)	(206,419,618)	(20,278,916)	(15,618,559)
CAPITAL TRANSACTIONS:
Shares sold	431,421,988	376,175,457	81,139,752	82,709,348
Shares issued from reinvestment of distributions	223,155,975	191,014,959	19,170,944	14,802,371
Shares redeemed(1)	(900,616,901)	(874,099,732)	(207,299,031)	(179,044,201)
Net increase (decrease) in net assets from capital transactions	(246,038,938)	(306,909,316)	(106,988,335)	(81,532,482)
NET INCREASE (DECREASE) IN NET ASSETS	56,778,566	457,866,716	(81,951,569)	(25,986,757)
NET ASSETS:
Beginning of the year	5,477,434,283	5,019,567,567	754,064,762	780,051,519
End of the year	$5,534,212,849	$5,477,434,283	$672,113,193	$754,064,762
SHARES TRANSACTIONS
Shares sold	2,482,908	2,278,524	730,992	774,599
Shares issued from reinvestment of distributions	1,260,100	1,097,618	171,337	135,915
Shares redeemed	(5,173,448)	(5,199,802)	(1,863,655)	(1,678,274)
Total increase (decrease) in shares outstanding	(1,430,440)	(1,823,660)	(961,326)	(767,760)

(1)	Includes redemption in-kind transactions. See additional information contained in Notes 8 and 9.
The accompanying notes are an integral part of these financial statements.

20

MAIRS & POWER FUNDS
Statements of Changes in Net Assets(Continued)

	Mairs & Power Small Cap Fund		Mairs & Power Minnesota Municipal Bond ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$327,715	$248,657	$833,299	$535,253
Net realized gain (loss)	26,060,645	33,502,948	(332,496)	(624,939)
Net change in unrealized appreciation (depreciation)	(22,663,611)	(11,557,990)	831,878	110,280
Net increase (decrease) in net assets from operations	3,724,749	22,193,615	1,332,681	20,594
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,225,217)	(6,668,674)	(833,758)	(536,427)
Total distributions to shareholders	(5,225,217)	(6,668,674)	(833,758)	(536,427)
CAPITAL TRANSACTIONS:
Shares sold	45,768,324	41,459,558	12,844,465	6,694,300
Shares issued from reinvestment of distributions	5,018,384	6,457,260	—	—
Shares redeemed(1)	(129,105,828)	(83,830,223)	(640,713)	(1,311,264)
Redemption fees	5,435	3,175	—	—
ETF transaction fees	—	—	3,041	5,286
Net increase (decrease) in net assets from capital transactions	(78,313,685)	(35,910,230)	12,206,793	5,388,322
NET INCREASE (DECREASE) IN NET ASSETS	(79,814,153)	(20,385,289)	12,705,716	4,872,489
NET ASSETS:
Beginning of the year	311,107,086	331,492,375	23,339,785	18,467,296
End of the year	$231,292,933	$311,107,086	$36,045,501	$23,339,785
SHARES TRANSACTIONS
Shares sold	1,634,801	1,375,050	580,000	300,000
Shares issued from reinvestment of distributions	156,923	200,598	—	—
Shares redeemed	(4,524,689)	(2,792,313)	(30,000)	(60,000)
Total increase (decrease) in shares outstanding	(2,732,965)	(1,216,665)	550,000	240,000

(1)	Includes redemption in-kind transactions. See additional information contained in Notes 8 and 9.
The accompanying notes are an integral part of these financial statements.

21

MAIRS & POWER GROWTH FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$169.64	$147.15	$118.00	$162.55	$136.08
INVESTMENT OPERATIONS:
Net investment income	1.26(a)	1.43(a)	1.18(a)	1.02(a)	0.87
Net realized and unrealized gain (loss) on investments(b)	16.49	27.58	31.41	(35.15)	38.82
Total from investment operations	17.75	29.01	32.59	(34.13)	39.69
LESS DISTRIBUTIONS FROM:
Net investment income	(1.27)	(1.48)	(1.22)	(1.01)	(0.91)
Net realized gains	(6.77)	(5.04)	(2.22)	(9.41)	(12.31)
Total distributions	(8.04)	(6.52)	(3.44)	(10.42)	(13.22)
Net asset value, end of year	$179.35	$169.64	$147.15	$118.00	$162.55
Total return	10.54%	19.62%	27.70%	−21.07%	29.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,534,213	$5,477,434	$5,019,568	$4,336,486	$5,950,161
Ratio of expenses to average net assets	0.62%	0.62%(c)	0.64%	0.63%	0.61%
Ratio of net investment income (loss) to average net assets	0.73%	0.86%(c)	0.89%	0.75%	0.55%
Portfolio turnover rate	13%(d)	10%(d)	13%(d)	11%(d)	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Includes waiver of covered expenses which amounted to less than 0.00% - (Note 4).
(d)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

22

MAIRS & POWER BALANCED FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$109.19	$101.65	$93.06	$116.89	$105.23
INVESTMENT OPERATIONS:
Net investment income	2.34(a)	2.14(a)	2.01(a)	1.86(a)	1.68
Net realized and unrealized gain (loss) on investments(b)	4.81	7.59	10.28	(19.21)	17.42
Total from investment operations	7.15	9.73	12.29	(17.35)	19.10
LESS DISTRIBUTIONS FROM:
Net investment income	(2.37)	(2.19)	(2.07)	(1.86)	(1.68)
Net realized gains	(0.91)	(0.00)(c)	(1.63)	(4.62)	(5.76)
Total distributions	(3.28)	(2.19)	(3.70)	(6.48)	(7.44)
Net asset value, end of year	$113.06	$109.19	$101.65	$93.06	$116.89
Total return	6.61%	9.60%	13.39%	−14.91%	18.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$672,113	$754,065	$780,052	$780,847	$1,022,951
Ratio of expenses to average net assets	0.72%	0.71%(d)	0.71%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets	2.11%	2.00%(d)	2.08%	1.81%	1.45%
Portfolio turnover rate	13%(e)	11%(e)	12%(e)	10%(e)	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Includes waiver of covered expenses which amounted to less than 0.00% - (Note 4).
(e)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

23

MAIRS & POWER SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$30.63	$29.15	$26.43	$32.69	$28.15
INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.02(a)	0.05(a)	0.05(a)	0.01
Net realized and unrealized gain (loss) on investments(b)	1.20	2.12	2.87	(4.59)	7.25
Total from investment operations	1.24	2.14	2.92	(4.54)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	(0.02)	(0.06)	(0.05)	(0.01)
Net realized gains	(0.71)	(0.64)	(0.14)	(1.67)	(2.71)
Total distributions	(0.71)	(0.66)	(0.20)	(1.72)	(2.72)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$31.16	$30.63	$29.15	$26.43	$32.69
Total return	3.98%	7.25%	11.04%	−13.93%	26.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$231,293	$311,107	$331,492	$337,201	$427,257
Ratio of expenses to average net assets	0.97%	0.94%(d)	0.94%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets	0.13%	0.07%(d)	0.17%	0.18%	0.02%
Portfolio turnover rate	19%(e)	14%(e)	19%(e)	20%(e)	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Includes waiver of covered expenses which amounted to less than 0.00% - (Note 4).
(e)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

24

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31,				Period Ended December 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.02	$22.52	$21.80	$25.16	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.67	0.59	0.40	0.29	0.18
Net realized and unrealized gain (loss) on investments(c)	0.36	(0.51)	0.72	(3.36)	0.14
Total from investment operations	1.03	0.08	1.12	(3.07)	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.58)	(0.40)	(0.29)	(0.16)
Total distributions	(0.66)	(0.58)	(0.40)	(0.29)	(0.16)
ETF transaction fees per share	0.00(d)	—	—	—	—
Net asset value, end of period	$22.39	$22.02	$22.52	$21.80	$25.16
Total return(e)	4.80%	0.38%	5.26%	−12.20%	1.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,046	$23,340	$18,467	$17,439	$18,619
Ratio of expenses to average net assets(f)(h)	0.25%	0.25%	0.34%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(f)	3.06%	2.68%	1.85%	1.33%	0.88%
Portfolio turnover rate(e)(g)	16%	45%	27%	18%	3%

(a)	Inception date of the Fund was March 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective September 1, 2023, the management fee was lowered to 0.25% from 0.39%.
The accompanying notes are an integral part of these financial statements.

25

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Mairs & Power Funds (the “Funds”) are comprised of the Mairs & Power Growth Fund (the “Growth Fund”), Mairs & Power Balanced Fund (the “Balanced Fund”), Mairs & Power Small Cap Fund (the “Small Cap Fund”) (collectively, the “Mutual Funds”) and the Mairs & Power Minnesota Municipal Bond ETF (the “Minnesota ETF”), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long- term appreciation. The investment objective of the Balanced Fund is to provide capital growth, current income and preservation of capital. The investment objective of the Small Cap Fund is to seek above-average, long-term appreciation.
Pursuant to three tax-free reorganizations that took place after the close of business on April 29, 2022 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Growth Fund, the Balanced Fund and the Small Cap Fund are the successors to the Mairs & Power Growth Fund (the “Predecessor Growth Fund”), the Mairs & Power Balanced Fund (the “Predecessor Balanced Fund”) and the Mairs & Power Small Cap Fund (the “Predecessor Small Cap Fund,” and together with the Predecessor Growth Fund and the Predecessor Balanced Fund, the “Predecessor Funds”), respectively, each a series of Mairs & Power Funds Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Mutual Fund reflect the operations of the corresponding Predecessor Fund for the period prior to April 29, 2022.
The Predecessor Growth Fund commenced operations on November 7, 1958. The Predecessor Balanced Fund commenced operations on January 10, 1961. The Predecessor Small Cap Fund commenced operations on August 11, 2011.
The Minnesota ETF is an actively-managed exchange-traded fund. The investment objective of the Minnesota ETF is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital. The Minnesota ETF commenced operations on March 11, 2021.
Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Mairs & Power, Inc. (the “Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at par value of $0.001 for the Funds. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade

26

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.
FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of December 31, 2025:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1*	$5,535,329,606	$412,771,589	$232,218,401	$111,470
Level 2**	—	254,263,032	—	35,440,570
Level 3	—	—	—	—
Total	$5,535,329,606	$667,034,621	$232,218,401	$35,552,040

*	All Level 1 investments are equity securities (common stocks) and short-term investments.
**	All Level 2 investments are fixed income securities.

27

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments. The Funds did not hold any Level 3 investments during the year ended December 31, 2025.
The Funds did not hold any financial derivative instruments during the year ended December 31, 2025.
Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. During the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits.
The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.
Distributions to Shareholders
In general, the Growth Fund will distribute any net investment income semi-annually. The Balanced Fund will distribute any net investment income quarterly. The Small Cap Fund will distribute any net investment income annually. The Minnesota ETF will distribute any net investment income monthly. The Funds will distribute any net realized long-or short-term capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
The Minnesota ETF intends to make distributions that are exempt from federal and Minnesota state income tax, in the form of exempt-interest dividends. However, some of the Minnesota ETF’s distributions other than exempt-interest dividends may be taxed as ordinary income or capital gains (or a combination). The Minnesota ETF may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or Minnesota state income tax. Income exempt from federal income tax may be subject to state and local income tax. The federal income tax status of all distributions made by the Minnesota ETF for the preceding year will be reported annually to shareholders.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Transactions
The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.
Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly among the series of the Trust, or by other equitable means.

28

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Segment Reporting
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisory Services Manager of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 3 – FEDERAL TAX MATTERS
Mutual Funds
At December 31, 2025, the Mutual Funds’ components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments.	$2,436,769,401	$492,005,228	$172,914,008
Gross unrealized appreciation.	$3,134,502,316	$195,618,842	$ 77,531,176
Gross unrealized depreciation..	(35,942,111)	(20,589,449)	(18,226,783)
Net unrealized appreciation .	3,098,560,205	175,029,393	59,304,393
Undistributed ordinary income	736,909	99,888	327,715
Undistributed long-term capital gains	43,461,910	3,422,345	—
Distributable earnings	44,198,819	3,522,233	327,715
Other accumulated earnings	—	—	—
Total distributable earnings.	$3,142,759,024	$178,551,626	$59,632,108

The Mutual Funds’ tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024 were as follows:

Year Ended December 31, 2025	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$ 39,027,869	$ 14,908,284	$ 7,091
Long-term capital gains	202,891,114	5,370,632	5,218,126
Total distributions paid	$241,918,983	$ 20,278,916	$5,225,217

Year Ended December 31, 2024	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$47,631,864	$15,514,649	$241,567
Long-term capital gains	158,787,754	103,910	6,427,107
Total distributions paid	$206,419,618	$15,618,559	$6,668,674

In addition, GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. The permanent differences primarily relate to utilization of earnings and profits distributed to shareholders on redemption of shares and distribution reclasses and securities redeemed in- kind. These

29

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
reclassifications have no effect on net assets or net asset value per share. On the Statements of Assets and Liabilities, the following reclassifications were made for the year end ended December 31, 2025:

	Total Distributable Earnings	Paid in Capital
Growth Fund	$(335,255,865)	$335,255,865
Balanced Fund	(53,371,420)	53,371,420
Small Cap Fund	(26,351,908)	26,351,908

Minnesota ETF
As of December 31, 2025, the Minnesota ETF’s cost and unrealized on investments on a tax basis were as follows:

Cost of investments for tax purposes	$35,671,238
Gross tax unrealized appreciation	$326,049
Gross tax unrealized depreciation	(445,247)
Net tax unrealized depreciation	$(119,198)

As of November 30, 2025, the Minnesota ETF’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	$33,988
Other accumulated losses	(1,761,316)
Unrealized depreciation on investments	(140,595)
Total distributable earnings	$ (1,867,923)

At November 30, 2025, the Minnesota ETF had short-term and long-term capital losses of $(275,347) and $(1,485,969), respectively, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Minnesota ETF realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2025.
The Minnesota ETF’s tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:

Period Ended November 30, 2025
Ordinary income	$ 29,110
Tax-exempt income	756,382
Long-term capital gains	—
Total distributions paid	$ 785,492

Period Ended November 30, 2024
Ordinary income.	$24,329
Tax-exempt income	488,259
Long-term capital gains	—
Total distributions paid.	$512,588

For the year ended December 31, 2025, the Minnesota ETF had no required reclassifications to certain components of net assets related financial and tax reporting.

30

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 4 – INVESTMENT ADVISER
The Trust has an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement between the Trust, on behalf of each Mutual Fund, and the Adviser, the Adviser is paid a monthly fee on average daily net assets at the following annual rates for the Mutual Funds:

	Growth Fund	Balanced Fund	Small Cap Fund
Up to $2.5 Billion	0.60%	0.60%	0.80%
Over $2.5 Billion.	0.50%	0.60%	0.80%

Under the investment advisory agreement, the Adviser has agreed to reimburse the Growth Fund or Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the Fund during such fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year. Any amounts waived or reimbursed by the Adviser pursuant to the investment advisory agreement may not be recouped.
The Adviser previously agreed to waive its management fees and/or reimburse expenses of the Growth Fund, Balanced Fund or Small Cap Fund for a period of two years following the closing of the Reorganizations, to the extent that Covered Expenses (defined below) accrued for the twelve months ending on the first anniversary of the closing of the Reorganizations and the twelve months ending on the second anniversary of the Reorganizations exceed $137,000, $72,000 and $62,500, respectively. Covered Expenses were limited to outside legal expenses, audit and tax expenses, trustees’ fees, insurance expenses, ICI membership fees, and chief compliance officer fees (Covered Expenses). During the fiscal year ended December 31, 2024, Covered Expenses of $4,492, $14,952 and $16,414 were waived for the Growth Fund, Balanced Fund and Small Cap Fund, respectively.
In addition, the Trust, on behalf of the Minnesota ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Minnesota ETF. Pursuant to the ETF Agreement, the Minnesota ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Minnesota ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Minnesota ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Minnesota ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
NOTE 5 – DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Minnesota ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Minnesota ETF. With respect to the Minnesota ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
NOTE 6 – RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds.

31

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of the ETF Agreement, the Adviser pays the Minnesota ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees. Expenses incurred by the Mutual Funds for the year ended December 31, 2025, and owed as of December 31, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
Certain officers of the Funds are also employees of Fund Services. The Trust’s Chief Compliance Officer is an employee of Fund Services.
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
Shares of the Minnesota ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Minnesota ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares though this may change from time to time. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Minnesota ETF will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Minnesota ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Minnesota ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Minnesota ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Minnesota ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Minnesota ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Minnesota ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Minnesota ETF will be issued to such Authorized Participant notwithstanding the fact that the Minnesota ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Minnesota ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Minnesota ETF for losses, if any.

32

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 8 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments, during the year ended December 31, 2025 were as follows:

	Purchases	Sales
Growth Fund	$678,868,280	$795,166,496(a)
Balanced Fund	90,640,444	145,291,093(a)
Small Cap Fund .	47,907,375	92,671,644(a)
Minnesota ETF	17,456,718	4,135,049

The Funds did not have any purchases or sales of government securities during the year ended December 31, 2025.
(a)	Sales exclude redemptions in-kind of $327,561,989, $57,716,309, and $38,270,411 for the Growth Fund, Balanced Fund and Small Cap Fund, respectively. See Note 9.
NOTE 9 – REFLOW TRANSACTIONS
The Mutual Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds (including each Mutual Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.
Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, the Small Cap Fund’s redemption fee, or the limitations noted in the “Frequent Purchases and Redemptions of Fund Shares” section within the Funds’ prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Funds’ redemption in-kind policies. The Board has approved the Funds’ use of the ReFlow program. The Adviser believes that the program may assist in stabilizing each Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Funds’ assets do not decline, the Adviser may also benefit. ReFlow fees that were incurred by the Funds during the year ended December 31, 2025 are recorded within the Statement of Operations, if applicable.
During the year ended December 31, 2025 the Mutual Funds satisfied redemption in-kind requests made by ReFlow. The transfers were effected in accordance with policies and procedures approved by the Board.
Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Growth Fund	January - December 2025	$338,750,811	1,943,734
Balanced Fund	January - December 2025	60,342,078	542,891
Small Cap Fund	January - December 2025	39,424,658	1,408,095

33

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 10 – RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
NOTE 11 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At December 31, 2025 Charles Schwab & Co. Inc., for the benefit of its customers, held 27.70% of the outstanding shares of the Balanced Fund, and 35.01% of the Small Cap Fund.
NOTE 12 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
NOTE 13 – SUBSEQUENT EVENTS
The Minnesota ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
1/23/2026	1/23/2026	1/30/2026	$0.0392753	$64,018.74
2/20/2026	2/20/2026	2/27/2026	$0.04885794	$86,478.55

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

34

MAIRS & POWER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Mairs & Power Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Trust for Professional Managers, as of December 31, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Mairs & Power Growth Fund, Mairs & Power Balanced Fund, and Mairs & Power Small Cap Fund (the “Mutual Funds”)	For the year ended December 31, 2025	For the years ended December 31, 2025, and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022
Mairs & Power Minnesota Municipal Bond ETF	For the year ended December 31, 2025	For the years ended December 31, 2025, and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and for the period from March 11, 2021 (commencement of operations) through December 31, 2021

The financial highlights of the Mairs & Power Funds Trust (comprising Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund), predecessor funds to the Mutual Funds, for the year ended December 31, 2021, were audited by other auditors whose report dated February 18, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2026

35

ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the Minnesota ETF, expenses, including Trustee compensation, are paid by the Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Mairs & Power Minnesota Municipal Bond ETF, Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Mairs & Power, Inc. (“Mairs & Power”), the Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2026.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Brent S. Miller, Lead Portfolio Manager of the Mairs & Power Minnesota Municipal Bond ETF and Co-Manager of the Mairs & Power Balanced Fund, Andrew R. Adams, Lead Portfolio Manager of the Mairs & Power Growth Fund and Co-Manager of the Mairs & Power Small Cap Fund, Peter J. Johnson, Co-Manager of the Mairs & Power Growth Fund, Kevin V. Earley, Lead Portfolio Manager of the Mairs & Power Balanced Fund, Christopher D. Strom, Co-Manager of the Mairs & Power Small Cap Fund, and Michael C. Marzolf, Lead Portfolio Manager of the Mairs & Power Small Cap Fund, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing

36

ADDITIONAL INFORMATION (Unaudited)(Continued)
commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each applicable Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Mairs & Power Minnesota Municipal Bond ETF (net asset value returns), Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, as applicable. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to each Fund’s primary benchmark index (the Bloomberg Minnesota Municipal Total Return Index for the Mairs & Power Minnesota Municipal Bond ETF, the S&P 500 Total Return Index for the Mairs & Power Growth Fund, a blended index (the “Blended Index”) comprised of an unmanaged portfolio of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index for the Mairs & Power Balanced Fund, and the Russell 2000 Total Return Index for the Mairs & Power Small Cap Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. municipal national intermediate bond, municipal California intermediate bond, municipal national long-term bond and municipal national short-term bond exchange-traded funds for the Mairs & Power Minnesota Municipal Bond ETF, a peer group of U.S. open-end large-cap blend funds for the Mairs & Power Growth Fund, a peer group of U.S. open-end moderate allocation and moderately aggressive allocation funds for the Mairs & Power Balanced Fund, and a peer group of U.S. open-end small-cap blend funds for the Mairs & Power Small Cap Fund) (each, a “Barrington Cohort”). The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to each Fund in terms of investment strategies.
The Trustees noted the Mairs & Power Minnesota Municipal Bond ETF’s performance for the one-year and three-year periods ended March 31, 2025 was below the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year and since inception periods ended March 31, 2025, the Mairs & Power Minnesota Municipal Bond ETF underperformed the Bloomberg Minnesota Municipal Total Return Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Minnesota Municipal Bond ETF’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
The Trustees noted the Mairs & Power Growth Fund’s performance for the one-year, three-year, five-year and ten-year periods ended March 31, 2025 were above the Barrington Cohort average. The Trustees noted that for the since inception period ended March 31, 2025, the Mairs & Power Growth Fund had outperformed the S&P 500 Total Return Index. The Trustees noted that for the quarter, one-year, three-year, five-year, and ten-year periods ended March 31, 2025, the Mairs & Power Growth Fund had underperformed the S&P 500 Total Return Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Growth Fund’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
The Trustees noted the Mairs & Power Balanced Fund’s performance for the one-year, three-year, five-year and ten-year periods ended March 31, 2025 was below the Barrington Cohort average. The Trustees noted that for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, the Mairs & Power Balanced Fund had underperformed the Blended Index. The Trustees noted that for the quarter and since inception periods ended March 31, 2025, the Mairs & Power Balanced Fund had outperformed the Blended Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Balance Fund’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.

37

ADDITIONAL INFORMATION (Unaudited)(Continued)
The Trustees noted the Mairs & Power Small Cap Fund’s performance for the one-year, three-year, five-year and ten-year periods ended March 31, 2025 was below the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year, and ten-year ended March 31, 2025, the Mairs & Power Small Cap Fund had underperformed the Russell 2000 Total Return Index. The Trustees noted that for the since inception period ended March 31, 2025, the Mairs & Power Small Cap Fund had outperformed the Russell 2000 Total Return Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Small Cap Fund’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to each Fund. The Trustees took into consideration that the management fee for the Mairs & Power Minnesota Municipal Bond ETF was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain excluded expenses. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to the Barrington Cohort and the separately-managed accounts of the Adviser with the same or similar investment strategies as each Fund.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under each applicable Advisory Agreement, as well as the Funds’ brokerage practices. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 18, 2025 meeting and the August 27, 2025 meeting at which each applicable Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Mairs & Power Minnesota Municipal Bond ETF’s contractual unitary management fee of 0.25% was below the Barrington Cohort average of 0.35%. The Trustees observed that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.25% and such expense ratio was below the Barrington Cohort average of 0.35%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted that the Mairs & Power Growth Fund’s contractual management fee of 0.55% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at the Fund’s current asset levels) was below the Barrington Cohort average of 0.69%. The Trustees observed that the Mairs & Power Growth Fund’s total expense ratio of 0.62% was below the Barrington Cohort average of 0.79%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted that the Mairs & Power Balanced Fund’s contractual management fee of 0.60% was above the Barrington Cohort average of 0.57%. The Trustees observed that the Balanced Fund’s total expense ratio of 0.71% was below the Barrington Cohort average of 0.81%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted that the Mairs & Power Small Cap Fund’s contractual management fee of 0.80% was above the Barrington Cohort average of 0.76%. The Trustees observed that the Mairs & Power Small Cap Fund’s total expense ratio of 0.94% was slightly above the Barrington Cohort average of 0.93%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees also noted that, under the Advisory Agreement, the Adviser has agreed to reimburse the Mairs & Power Growth Fund or Mairs & Power Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments

38

ADDITIONAL INFORMATION (Unaudited)(Continued)
to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the applicable Fund during said fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year.   The Trustees noted that each Fund’s gross expense ratio was significantly below the applicable expense cap at each Fund’s current asset levels.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring each of the Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund were not excessive, and while the Mairs & Power Minnesota Municipal Bond ETF was not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business, despite subsidizing the operations of the Mairs & Power Minnesota Municipal Bond ETF.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fees and whether the Funds were large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). With respect to the Mairs & Power Minnesota Municipal Bond ETF, the Mairs & Power Balanced Fund and the Mairs & Power Small Cap Fund, the Trustees noted that each Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis. With respect to the Mairs & Power Growth Fund, the Trustees reviewed the breakpoint reductions set forth in the Advisory Agreement (0.60% on the first $2.5 billion of net asset value and 0.50% on the net asset value in excess of $2.5 billion). With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at each Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and an increased ability to obtain research or brokerage services or to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of each applicable Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of each applicable Advisory Agreement for an additional one-year term ending August 31, 2026 as being in the best interests of each Fund and its shareholders.

39

ADDITIONAL INFORMATION (Unaudited)(Continued)
TAX INFORMATION
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mairs & Power Growth Fund	100%
Mairs & Power Balanced Fund	50.08%
Mairs & Power Small Cap Fund	100%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

Mairs & Power Growth Fund	100%
Mairs & Power Balanced Fund	45.45%
Mairs & Power Small Cap Fund	100%

40

Mairs & Power Growth Fund (MPGFX), established 1958
Mairs & Power Balanced Fund (MAPOX), established 1961
Mairs & Power Small Cap Fund (MSCFX), established 2011
Mairs & Power Minnesota Municipal Bond ETF (MINN), established 2021
To Contact the Funds
Call 1-800-304-7404
for the Mutual Funds
or 1-855-839-2800
for the Minnesota ETF
or write to:

(via Regular Mail) Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC P. O. Box 219337 Kansas City, MO 64121-9337	(via Overnight or Express Mail) Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC 801 Pennsylvania Ave., Suite 219337 Kansas City, MO 64105-1307

For Fund literature and information, visit the Funds’ website at:
www.mairsandpower.com
Investment Manager
Mairs & Power, Inc.
30 East 7th Street
Suite 2500
Saint Paul, MN 55101
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, WI 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2023.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	3/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	3/5/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	3/5/2026

* Print the name and title of each signing officer under his or her signature.